Quarterly Holdings Report
for
Fidelity® Conservative Income Bond Fund
May 31, 2024
FCV-NPRT3-0724
1.924094.113
Nonconvertible Bonds - 44.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.4%
Media - 0.6%
COX Communications, Inc. 3.85% 2/1/25 (b)	20,000,000	19,729,298
Warnermedia Holdings, Inc. 3.638% 3/15/25	18,716,000	18,398,131
		38,127,429
Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc. 2.95% 3/15/25	13,000,000	12,709,549
Sprint Corp. 7.625% 2/15/25	20,000,000	20,157,960
T-Mobile U.S.A., Inc. 3.5% 4/15/25	19,000,000	18,642,625
		51,510,134
TOTAL COMMUNICATION SERVICES		89,637,563
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 3.6%
American Honda Finance Corp.:
4.95% 1/9/26	14,550,000	14,476,127
5.8% 10/3/25	20,100,000	20,215,837
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1808% 4/1/25 (b)(c)(d)	26,951,000	27,078,450
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6346% 4/7/25 (c)(d)	20,225,000	20,367,852
2.9% 2/26/25	19,064,000	18,673,313
3.8% 4/7/25	16,800,000	16,525,828
Mercedes-Benz Finance North America LLC:
2.7% 6/14/24 (b)	3,000,000	2,997,022
4.95% 3/30/25 (b)	20,000,000	19,905,279
5.5% 11/27/24 (b)	12,000,000	11,976,389
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.830% 6.1731% 3/20/26 (b)(c)(d)	27,150,000	27,230,194
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.298% 6/7/24 (b)(c)(d)	25,400,000	25,402,102
5.8% 9/12/25 (b)	18,050,000	18,077,908
		222,926,301
Household Durables - 0.2%
Lennar Corp. 4.75% 5/30/25	15,000,000	14,870,366
TOTAL CONSUMER DISCRETIONARY		237,796,667
CONSUMER STAPLES - 2.1%
Beverages - 0.2%
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7207% 11/12/24 (c)(d)	15,255,000	15,271,035
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp. 4.25% 9/20/24	28,250,000	28,113,797
Food Products - 0.1%
Campbell Soup Co. 3.3% 3/19/25	7,400,000	7,264,785
Tobacco - 1.3%
Altria Group, Inc. 2.35% 5/6/25	21,500,000	20,859,623
BAT Capital Corp. 3.222% 8/15/24	22,000,000	21,883,408
Philip Morris International, Inc.:
3.25% 11/10/24	13,000,000	12,869,993
5.125% 11/15/24	12,000,000	11,978,855
Reynolds American, Inc. 4.45% 6/12/25	15,021,000	14,836,839
		82,428,718
TOTAL CONSUMER STAPLES		133,078,335
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Canadian Natural Resources Ltd. 3.9% 2/1/25	6,202,000	6,126,412
DCP Midstream Operating LP 5.375% 7/15/25	9,368,000	9,325,027
Devon Energy Corp. 5.25% 9/15/24	24,973,000	24,918,334
Enbridge, Inc.:
2.5% 1/15/25	9,489,000	9,308,459
2.5% 2/14/25	13,000,000	12,714,440
Energy Transfer LP 5.75% 4/1/25	9,708,000	9,701,921
Marathon Petroleum Corp. 4.7% 5/1/25	18,750,000	18,580,507
MPLX LP 4.875% 12/1/24	16,370,000	16,310,482
Phillips 66 Co.:
3.605% 2/15/25	8,600,000	8,472,743
3.85% 4/9/25	15,408,000	15,183,676
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	10,000,000	9,907,147
		140,549,148
FINANCIALS - 27.0%
Banks - 16.2%
ABN AMRO Bank NV U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 7.125% 9/18/27 (b)(c)(d)	19,000,000	19,313,500
Bank of America Corp.:
1.319% 6/19/26 (c)	14,000,000	13,370,470
3.366% 1/23/26 (c)	13,000,000	12,801,708
3.384% 4/2/26 (c)	15,000,000	14,705,978
Bank of America NA 5.65% 8/18/25	18,000,000	18,070,757
Bank of Montreal:
4.25% 9/14/24	19,016,000	18,937,962
5.92% 9/25/25	18,400,000	18,502,778
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.707% 7/31/24 (c)(d)	26,000,000	26,006,659
5.45% 6/12/25	19,000,000	18,977,317
Banque Federative du Credit Mutuel SA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.410% 5.7327% 2/4/25 (b)(c)(d)	10,000,000	10,005,737
Barclays PLC:
2.852% 5/7/26 (c)	19,000,000	18,492,539
3.65% 3/16/25	10,911,000	10,736,047
4.375% 1/12/26	18,500,000	18,125,941
5.304% 8/9/26 (c)	14,000,000	13,916,823
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9015% 1/14/25 (b)(c)(d)	14,031,000	14,048,317
2.375% 1/14/25 (b)	8,819,000	8,625,930
Canadian Imperial Bank of Commerce U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.940% 6.2746% 4/7/25 (c)(d)	26,960,000	27,085,739
Citibank NA 5.864% 9/29/25	18,100,000	18,221,083
Citigroup, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 6.0116% 10/30/24 (c)(d)	15,000,000	15,009,390
Cooperatieve Rabobank UA:
1.339% 6/24/26 (b)(c)	16,360,000	15,621,706
2.625% 7/22/24 (b)	12,200,000	12,152,224
Credit Agricole SA 1.907% 6/16/26 (b)(c)	10,811,000	10,390,308
Danske Bank A/S:
6.259% 9/22/26 (b)(c)	19,000,000	19,123,958
6.466% 1/9/26 (b)(c)	20,321,000	20,370,455
DNB Bank ASA 0.856% 9/30/25 (b)(c)	16,250,000	15,986,604
HSBC Holdings PLC:
2.099% 6/4/26 (c)	14,000,000	13,493,046
2.633% 11/7/25 (c)	19,000,000	18,740,683
4.18% 12/9/25 (c)	20,000,000	19,815,403
Huntington National Bank 5.699% 11/18/25 (c)	8,499,000	8,480,751
ING Groep NV 3.869% 3/28/26 (c)	21,000,000	20,688,006
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3156% 6/14/25 (c)(d)	25,155,000	25,164,257
0.824% 6/1/25 (c)	18,660,000	18,660,000
0.969% 6/23/25 (c)	20,000,000	19,937,845
1.561% 12/10/25 (c)	12,129,000	11,868,368
2.301% 10/15/25 (c)	5,000,000	4,935,506
5.546% 12/15/25 (c)	9,000,000	8,989,258
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6656% 6/14/24 (c)(d)	28,390,000	28,386,622
Lloyds Banking Group PLC U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.560% 6.8804% 8/7/27 (c)(d)	8,500,000	8,616,520
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7301% 9/12/25 (c)(d)	20,000,000	20,062,626
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.9797% 7/18/25 (c)(d)	25,000,000	25,030,945
0.953% 7/19/25 (c)	24,800,000	24,642,685
4.788% 7/18/25 (c)	21,313,000	21,282,272
5.063% 9/12/25 (c)	18,000,000	17,954,762
Mizuho Financial Group, Inc.:
2.226% 5/25/26 (c)	14,000,000	13,536,464
2.555% 9/13/25 (c)	21,800,000	21,599,495
Morgan Stanley Bank, West Valley City Utah:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4923% 10/30/26 (c)(d)	16,100,000	16,350,350
5.479% 7/16/25	19,500,000	19,517,780
NatWest Group PLC 5.847% 3/2/27 (c)	1,000,000	1,002,696
NatWest Markets PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7931% 3/22/25 (b)(c)(d)	17,169,000	17,304,953
PNC Financial Services Group, Inc. 5.812% 6/12/26 (c)	14,000,000	14,020,632
Royal Bank of Canada 4.95% 4/25/25	19,000,000	18,900,025
Santander Holdings U.S.A., Inc. 3.45% 6/2/25	9,532,000	9,305,316
Svenska Handelsbanken AB 0.55% 6/11/24 (b)	12,400,000	12,386,258
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.246% 4/4/25 (b)(c)(d)	16,717,000	16,788,408
The Toronto-Dominion Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 5.8126% 10/10/25 (c)(d)	25,000,000	25,041,323
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7473% 6/9/25 (c)(d)	27,500,000	27,498,625
U.S. Bancorp 1.45% 5/12/25	17,000,000	16,372,467
Wells Fargo & Co.:
2.164% 2/11/26 (c)	18,700,000	18,244,051
3.3% 9/9/24	22,100,000	21,959,543
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1253% 8/1/25 (c)(d)	15,390,000	15,443,293
		1,010,621,164
Capital Markets - 5.4%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0502% 1/7/25 (b)(c)(d)	31,450,000	31,502,621
0.914% 8/19/24 (b)	14,250,000	14,102,342
5.684% 2/23/26 (b)	20,750,000	20,734,564
Bank of New York, New York U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7956% 3/13/26 (c)(d)	13,310,000	13,321,356
Charles Schwab Corp. 4.2% 3/24/25	12,800,000	12,661,279
Credit Suisse AG U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5795% 2/21/25 (c)(d)	21,200,000	21,304,066
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	9,000,000	8,522,738
3.961% 11/26/25 (c)	12,211,000	12,093,103
6.119% 7/14/26 (c)	18,600,000	18,622,020
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (c)	14,000,000	13,529,246
5.7% 11/1/24	30,000,000	30,000,265
Intercontinental Exchange, Inc. 3.65% 5/23/25	19,000,000	18,666,010
Moody's Corp. 3.75% 3/24/25	10,000,000	9,859,326
Morgan Stanley:
2.188% 4/28/26 (c)	19,550,000	18,940,920
3.7% 10/23/24	12,100,000	12,008,104
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7713% 8/9/24 (b)(c)(d)	17,225,000	17,232,062
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.8015% 1/13/25 (b)(c)(d)	20,750,000	20,755,454
UBS Group AG:
1.364% 1/30/27 (b)(c)	14,695,000	13,665,642
3.75% 3/26/25	14,150,000	13,930,072
6.373% 7/15/26 (b)(c)	14,000,000	14,068,444
		335,519,634
Consumer Finance - 2.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	26,090,000	25,650,221
3.5% 1/15/25	23,378,000	23,034,035
Ally Financial, Inc. 5.8% 5/1/25	15,098,000	15,087,779
American Express Co.:
3.625% 12/5/24	20,000,000	19,797,053
3.95% 8/1/25	11,739,000	11,541,528
6.338% 10/30/26 (c)	16,006,000	16,177,111
Capital One Financial Corp.:
2.636% 3/3/26 (c)	9,700,000	9,469,763
3.2% 2/5/25	14,000,000	13,763,447
3.3% 10/30/24	6,000,000	5,939,796
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.550% 5.8698% 10/16/24 (c)(d)	20,000,000	20,029,131
5.6% 9/11/25	18,000,000	18,070,452
		178,560,316
Financial Services - 1.0%
CNH Industrial Capital LLC:
3.95% 5/23/25	10,170,000	10,005,858
5.45% 10/14/25	19,000,000	18,999,629
Corebridge Financial, Inc. 3.5% 4/4/25	9,134,000	8,965,872
DH Europe Finance II SARL 2.2% 11/15/24	24,149,000	23,802,981
		61,774,340
Insurance - 1.5%
Equitable Financial Life Global Funding:
0.8% 8/12/24 (b)	9,235,000	9,143,254
1.1% 11/12/24 (b)	20,500,000	20,070,655
MassMutual Global Funding II 2.95% 1/11/25 (b)	12,300,000	12,105,488
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 5.7783% 6/6/24 (b)(c)(d)	26,200,000	26,200,616
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.3213% 3/28/25 (b)(c)(d)	28,000,000	28,130,952
		95,650,965
TOTAL FINANCIALS		1,682,126,419
HEALTH CARE - 2.7%
Biotechnology - 0.5%
AbbVie, Inc. 2.6% 11/21/24	20,000,000	19,720,102
Amgen, Inc. 5.25% 3/2/25	13,000,000	12,968,375
		32,688,477
Health Care Providers & Services - 2.0%
Cigna Group 3.25% 4/15/25	13,000,000	12,745,099
CVS Health Corp.:
3.375% 8/12/24	20,000,000	19,908,301
4.1% 3/25/25	13,075,000	12,908,160
Elevance Health, Inc. 3.35% 12/1/24	26,500,000	26,205,299
HCA Holdings, Inc.:
5.25% 4/15/25	9,896,000	9,853,338
5.375% 2/1/25	20,750,000	20,679,396
Humana, Inc. 3.85% 10/1/24	18,900,000	18,778,188
		121,077,781
Pharmaceuticals - 0.2%
Bristol-Myers Squibb Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.8096% 2/20/26 (c)(d)	11,132,000	11,178,855
TOTAL HEALTH CARE		164,945,113
INDUSTRIALS - 2.3%
Aerospace & Defense - 0.6%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	20,068,000	19,926,229
The Boeing Co. 4.875% 5/1/25	18,500,000	18,302,294
		38,228,523
Building Products - 0.2%
Carrier Global Corp. 5.8% 11/30/25	10,888,000	10,937,141
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 2.9% 2/1/25	12,800,000	12,579,599
Machinery - 0.9%
Caterpillar Financial Services Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7705% 11/14/24 (c)(d)	25,000,000	25,034,738
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	9,715,000	9,510,292
5.2% 1/17/25 (b)	6,190,000	6,168,865
Otis Worldwide Corp. 2.056% 4/5/25	9,400,000	9,129,362
Parker Hannifin Corp. 3.65% 6/15/24	5,000,000	4,994,369
		54,837,626
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.8% 8/18/24	15,076,000	14,911,188
2.3% 2/1/25	11,263,000	10,997,958
		25,909,146
TOTAL INDUSTRIALS		142,492,035
INFORMATION TECHNOLOGY - 0.7%
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5908% 10/1/24 (c)(d)	9,050,000	9,051,506
Software - 0.6%
Oracle Corp.:
2.5% 4/1/25	25,750,000	25,085,464
2.95% 11/15/24	10,000,000	9,877,244
		34,962,708
TOTAL INFORMATION TECHNOLOGY		44,014,214
MATERIALS - 0.3%
Chemicals - 0.3%
Celanese U.S. Holdings LLC 6.05% 3/15/25	19,000,000	19,015,205
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Brixmor Operating Partnership LP 3.85% 2/1/25	14,250,000	14,051,876
NNN (REIT), Inc. 3.9% 6/15/24	9,500,000	9,491,840
Simon Property Group LP 3.375% 10/1/24	19,000,000	18,856,243
Ventas Realty LP 2.65% 1/15/25	16,000,000	15,678,814
		58,078,773
UTILITIES - 0.8%
Multi-Utilities - 0.8%
Berkshire Hathaway Energy Co. 3.5% 2/1/25	13,000,000	12,818,392
Dominion Energy, Inc. 3.3% 3/15/25	13,000,000	12,740,564
DTE Energy Co. 2.529% 10/1/24	23,413,000	23,163,692
		48,722,648
TOTAL NONCONVERTIBLE BONDS (Cost $2,753,942,232)		2,760,456,120

U.S. Treasury Obligations - 16.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.31% 6/13/24	390,000,000	389,429,615
U.S. Treasury Notes:
3% 6/30/24	260,952,000	260,484,129
4.125% 1/31/25	251,495,200	249,604,074
4.25% 1/31/26	31,000,000	30,643,984
4.75% 7/31/25	85,747,100	85,385,354
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,016,170,889)		1,015,547,156

Asset-Backed Securities - 12.4%
	Principal Amount (a)	Value ($)
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/27	19,000,000	18,962,538
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/27	20,840,000	20,428,216
BMW Vechicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/25	24,529,224	24,477,354
BMW Vehicle Lease Trust:
Series 2023-2 Class A3, 5.99% 9/25/26	13,000,000	13,063,175
Series 2024-1 Class A2A, 5.1% 7/27/26	13,762,000	13,713,534
Bofa Auto Trust 2024-1 Series 2024-1A Class A2, 5.57% 12/15/26 (b)	9,580,000	9,574,979
Capital One Multi-Asset Execution Trust:
Series 2021-A3 Class A3, 1.04% 11/15/26	12,100,000	11,853,772
Series 2022-A2 Class A, 3.49% 5/15/27	22,968,000	22,528,638
Carmax Auto Owner Trust:
Series 2024-1 Class A2A, 5.3% 3/15/27	16,671,000	16,630,083
Series 2024-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.9037% 5/17/27 (c)(d)	11,885,000	11,890,261
Carmax Auto Owner Trust 2021-4 Series 2021-4 Class A3, 0.56% 9/15/26	11,721,175	11,392,305
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/27 (b)	13,977,000	13,961,674
Citizens Auto Receivables Trust:
Series 2024-1 Class A2A, 5.43% 10/15/26 (b)	17,751,000	17,723,245
Series 2024-2 Class A2A, 5.54% 11/16/26 (b)	15,703,000	15,692,079
Daimler Trucks Retail Trust 20 Series 2024-1 Class A2, 5.6% 4/15/26	18,500,000	18,491,353
Discover Card Execution Note Trust:
Series 2022-A1 Class A1, 1.96% 2/15/27	20,000,000	19,496,096
Series 2022-A3 Class A3, 3.56% 7/15/27	20,000,000	19,585,138
DLLAD Series 2024-1A Class A2, 5.5% 8/20/27 (b)	6,190,000	6,186,630
DLLST Series 2024-1A Class A2, 5.33% 1/20/26 (b)	9,993,000	9,962,409
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/26	11,028,000	11,029,244
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/26 (b)	2,800,000	2,803,804
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/26	11,846,000	11,820,653
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	20,000,000	19,814,942
Fordl 2023-A Series 2023-A Class A3, 4.94% 3/15/26	4,500,000	4,487,715
FORDO Series 2022-B Class A3, 3.74% 9/15/26	10,604,978	10,496,018
GM Financial Automobile Leasing Trust:
Series 2023-1 Class A3, 5.16% 4/20/26	8,000,000	7,978,908
Series 2024-2 Class A2A, 5.43% 9/21/26	15,549,000	15,555,985
Gm Financial Consumer Automobi Series 2024-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.7137% 3/16/27 (c)(d)	15,075,000	15,076,168
GM Financial Consumer Automobile Series 2024-1 Class ASB, 5.12% 2/16/27	14,386,000	14,342,258
GM Financial Leasing Trust Series 2024-1 Class A2A, 5.18% 6/22/26	20,259,000	20,189,346
Honda Auto Receivables 2024-2 Series 2024-2 Class A2, 5.48% 11/18/26	14,599,000	14,592,946
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/27 (b)	18,859,000	18,834,657
Hyundai Auto Lease Securitizat Series 2024-B Class A2A, 5.51% 10/15/26 (b)	14,576,000	14,556,607
Hyundai Auto Lease Securitization Series 2024-A Class A2A, 5.15% 6/15/26 (b)	12,636,000	12,594,214
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/27	15,314,000	15,283,510
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/27	25,462,000	25,392,300
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/27	18,298,000	18,281,541
Mercedes-Benz Auto Receivables Series 2024-1 Class A2A, 5.06% 5/17/27	17,549,000	17,480,240
Nissan Master Owner Trust Receiva Series 2024-A Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.9937% 2/15/28 (b)(c)(d)	25,000,000	25,008,063
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/26 (b)	10,949,000	10,952,962
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/26 (b)	16,134,000	16,114,110
Sfs Auto Receivables Securitization Trust:
Series 2024-1A Class A2, 5.35% 6/21/27 (b)	6,721,327	6,706,083
Series 2024-2A Class A2, 5.71% 10/20/27 (b)	15,344,000	15,350,072
Tesla Series 2024-A Class A2A, 5.37% 6/22/26 (b)	1,278,000	1,274,903
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A2A, 5.54% 12/21/26 (b)	19,560,000	19,548,035
Toyota Auto Receivables 2024-B Series 2024-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.6737% 3/15/27 (c)(d)	15,944,000	15,951,972
Toyota Lease Owner Trust:
Series 2023 A Class A3, 4.93% 4/20/26 (b)	21,950,000	21,831,931
Series 2024-A Class A2A, 5.33% 7/20/26 (b)	24,521,000	24,472,630
Verizon Master Trust Series 2022-6 Class A, 3.67% 1/22/29	12,602,000	12,345,164
World Omni Auto Receivables Trust:
Series 2022-A Class A3, 1.66% 5/17/27	15,158,545	14,774,080
Series 2024-B Class A2A, 5.48% 9/15/27	13,192,000	13,186,354
World Omni Automobile Lease Se Series 2024-A Class A2B, 5.7537% 2/16/27 (c)	4,962,000	4,963,985
TOTAL ASSET-BACKED SECURITIES (Cost $769,217,052)		768,704,879

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Truist Bank 2.15% 12/6/24 (Cost $10,694,340)	10,880,000	10,685,413

Certificates of Deposit - 7.4%
	Principal Amount (a)	Value ($)
Bank of Nova Scotia yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.72% 6/7/24 (c)(d)	14,000,000	14,000,158
6% 10/18/24	23,700,000	23,730,881
BMO Harris Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 6% 7/8/24 (c)(d)	25,000,000	25,000,258
5.68% 6/4/24	7,000,000	7,000,160
Canadian Imperial Bank of Commerce yankee:
5.95% 9/19/24	25,000,000	25,020,560
6% 10/18/24	23,700,000	23,728,300
Citibank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.98% 6/17/24 (c)(d)	20,000,000	20,005,252
Cooperatieve Rabobank UA/NY yankee 6.05% 7/10/24	25,000,000	25,009,470
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.02% 7/8/24 (c)(d)	25,000,000	24,999,678
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.03% 6/7/24 (c)(d)	25,000,000	25,002,490
5.91% 6/17/24	25,000,000	25,003,448
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.98% 7/3/24 (c)(d)	25,000,000	25,010,743
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.03% 7/11/24 (c)(d)	25,000,000	25,016,468
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.03% 7/26/24 (c)(d)	25,000,000	25,022,360
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.03% 8/14/24 (c)(d)	25,000,000	25,029,000
Svenska Handelsbanken, Inc. yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9% 8/29/24 (c)(d)	25,000,000	25,030,893
Toronto-Dominion Bank yankee:
6% 10/17/24	23,700,000	23,729,634
6.01% 10/3/24	24,000,000	24,027,583
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.96% 7/18/24 (c)(d)	25,000,000	25,018,253
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.98% 7/5/24 (c)(d)	25,000,000	25,013,718
TOTAL CERTIFICATES OF DEPOSIT (Cost $461,100,000)		461,399,307

Commercial Paper - 6.1%
	Principal Amount (a)	Value ($)
Bank of Montreal U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.72% 6/7/24 (c)(d)	7,000,000	7,000,435
Barclays Bank PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.06% 6/5/24 (b)(c)(d)	25,000,000	25,000,318
Bayer Corp.:
5.9% 8/15/24	25,000,000	24,700,468
5.93% 7/9/24	25,000,000	24,846,818
5.93% 7/24/24	25,000,000	24,787,525
5.94% 9/10/24	25,000,000	24,597,668
BPCE SA yankee 5.66% 7/19/24	25,000,000	24,818,758
HSBC U.S.A., Inc.:
yankee 6.05% 8/14/24	25,000,000	24,713,543
5.9% 11/21/24	25,000,000	24,337,593
ING U.S. Funding LLC:
yankee 5.66% 7/26/24	23,700,000	23,501,707
5.64% 6/18/24	28,400,000	28,324,181
J.P. Morgan Securities, LLC 5.97% 7/12/24 (c)(d)	25,000,000	25,000,188
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 5.72% 6/6/24 (c)(d)	25,000,000	25,000,450
5.66% 10/11/24	23,700,000	23,229,181
Svenska Handelsbanken AB yankee:
5.61% 9/18/24	28,300,000	27,844,378
5.65% 10/1/24	24,000,000	23,569,944
TOTAL COMMERCIAL PAPER (Cost $381,080,287)		381,273,155

Money Market Funds - 13.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $813,129,903)	813,020,174	813,182,778

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $6,205,334,703)	6,211,248,808
NET OTHER ASSETS (LIABILITIES) - 0.2%	14,329,212
NET ASSETS - 100.0%	6,225,578,020

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $895,981,885 or 14.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	922,551,611	3,463,928,687	3,573,296,805	37,551,885	(715)	-	813,182,778	1.7%
Total	922,551,611	3,463,928,687	3,573,296,805	37,551,885	(715)	-	813,182,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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